Schedule of Equity Interests In Joint Arrangements And Interests In Associates (Detail) - Joint Arrangements and Interests in Associates	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AIX
Core business	Data traffic
Home country	Brazil
Direct	0.00%	0.00%
Indirect	50.00%	50.00%
Paggo Solucoes
Core business	Financial company
Home country	Brazil
Direct	0.00%	0.00%
Indirect	50.00%	50.00%
Gamecorp
Core business	Pay TV service, except programmers
Home country	Brazil
Direct	0.00%	0.00%
Indirect	29.90%	29.90%
Hispamar
Core business	Satellite operation
Home country	Brazil
Direct	0.00%	0.00%
Indirect	19.04%	19.04%